Income Taxes (Details) - Schedule of current and deferred components of the income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expenses:
Domestic
Foreign		1	189
Total current tax expense		1	189
Deferred tax expense:
Domestic
Foreign
Total deferred tax expense
Total provision for income taxes		$ 1	$ 189